UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

if amendment report check here               [ ]; Amendment Number:  -----------

This Amendment (Check only one.):            [ ] is a restatement.

                                             [ ] adds new holding entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address  (Street)               (City)    (State)    (Zip)

Form 13F File Number:28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz       Chief Compliance Officer       (312) 913-3953
--------------------------------------------------------------------------------
     Name                        (Title)                  (Phone)


                                                    /s/ Deanna B. Marotz
                                              ---------------------------------
                                              (Manual Signature of Person Duly
                                              Authorized to Submit This Report)

                                              Chicago, IL      January 25, 2006
                                              ---------------------------------
                                                 (Place and Date of Signing)

Report Type:

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $1,555,737
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name
     ---     --------------------     ----

     1       28-04975                 Affiliated Managers Group, Inc.

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    ITEM 1           ITEM 2       ITEM 3     ITEM 4             ITEM 5             ITEM 6       ITEM 7          ITEM 8
    ------           ------       ------     ------      -------------------  ---------------  --------  -----------------------

                    TITLE OF                 VALUE       SHARES/   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED     NONE
--------------      --------      ------    --------     -------------------    ----------     --------  ----   ------     ----

ADVO, Inc.            COM       007585102  $   20,991     744,900             Shared-Defined       1            699,673   45,227
Acuity Brands, Inc.   COM       00508Y102  $   31,904   1,003,276             Shared-Defined       1            942,362   60,914
Adesa, Inc.           COM       00686U104  $   29,302   1,199,900             Shared-Defined       1          1,126,700   73,200
Aftermarket
Technology Corp.      COM       008318107  $   20,243   1,041,300             Shared-Defined       1            977,100   64,200
Albany
International Corp.   CL A      012348108  $   24,592     680,100             Shared-Defined       1            640,000   40,100
Albemarle
Corporation           COM       012653101  $   26,531     691,800             Shared-Defined       1            649,100   42,700
Amerus Group Co.      COM       03072M108  $   25,473     449,500             Shared-Defined       1            422,300   27,200
Andrew Corp           COM       034425108  $   15,148   1,411,700             Shared-Defined       1          1,323,300   88,400
Applied Films
Corporation           COM       038197109  $   13,436     646,900             Shared-Defined       1            607,800   39,100
Artesyn
Technologies, Inc.    COM       043127109  $   11,992   1,164,300             Shared-Defined       1          1,088,000   76,300
Aspen Insurance
Holdings Limit        SHS       G05384105  $   21,395     903,900             Shared-Defined       1            848,800   55,100
Belden CDT Inc.       COM       077454106  $   19,847     812,400             Shared-Defined       1            764,000   48,400
Benchmark
Electronics, Inc.     COM       08160H101  $   33,119     984,800             Shared-Defined       1            926,900   57,900
Big 5 Sporting
Goods Corp            COM       08915P101  $   18,635     851,300             Shared-Defined       1            800,500   50,800
Borders Group,
Inc.                  COM       099709107  $   16,934     781,450             Shared-Defined       1            733,850   47,600
CBRL Group, Inc.      COM       12489V106  $   27,464     781,330             Shared-Defined       1            732,930   48,400
Carlisle Companies
Incorporate           COM       142339100  $   22,294     322,400             Shared-Defined       1            302,700   19,700
Centene
Corporation           COM       15135B101  $   10,406     395,800             Shared-Defined       1            371,600   24,200
Clark, Inc.           COM       181457102  $   12,230     923,000             Shared-Defined       1            867,900   55,100
Commercial
Capital Bancorp, In   COM       20162L105  $   18,914   1,104,800             Shared-Defined       1          1,037,200   67,600
Commscope, Inc.       COM       203372107  $   30,094   1,495,000             Shared-Defined       1          1,403,600   91,400
Conseco, Inc.         COM NEW   208464883  $   34,660   1,495,900             Shared-Defined       1          1,404,500   91,400
Crane Co.             COM       224399105  $   38,635   1,095,400             Shared-Defined       1          1,030,400   65,000
Curtiss-Wright
Corporation           COM       231561101  $   16,183     296,400             Shared-Defined       1            278,300   18,100
Cytec Industries
Inc.                  COM       232820100  $   36,456     765,400             Shared-Defined       1            718,900   46,500
Davita Inc.           COM       23918K108  $   15,605     308,150             Shared-Defined       1            289,050   19,100
Delphi Financial
Group, Inc.           CL A      247131105  $   30,709     667,434             Shared-Defined       1            626,261   41,173
Drew Industries
Incorporated          COM NEW   26168L205  $   16,159     573,200             Shared-Defined       1            537,700   35,500
Electronics For
Imaging, Inc.         COM       286082102  $   27,354   1,027,947             Shared-Defined       1            966,185   61,762
EnerSys               COM       29275Y102  $    5,168     396,300             Shared-Defined       1            368,200   28,100
Fairchild
Semiconductor
Int'l.                COM       303726103  $   29,025   1,716,450             Shared-Defined       1          1,613,550  102,900
Flowserve
Corporation           COM       34354P105  $   21,930     554,350             Shared-Defined       1            520,450   33,900
Global Power
Equipment Group       COM       37941P108  $    7,408   1,638,900             Shared-Defined       1          1,537,600  101,300
Heidrick &
Struggles Intl        COM       422819102  $   17,685     551,800             Shared-Defined       1            517,300   34,500
Hudson Highland
Group, Inc.           COM       443792106  $   18,134   1,044,600             Shared-Defined       1            982,400   62,200

    ITEM 1           ITEM 2       ITEM 3     ITEM 4             ITEM 5             ITEM 6       ITEM 7          ITEM 8
    ------           ------       ------     ------      -------------------  ---------------  --------  -----------------------

                    TITLE OF                 VALUE       SHARES/   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED     NONE
--------------      --------      ------    --------     -------------------    ----------     --------  ----   ------     ----

Interpool, Inc.       COM       46062R108  $   17,105     906,000             Shared-Defined       1            853,600   52,400
Laidlaw
International, Inc.   COM       50730R102  $   27,231   1,172,250             Shared-Defined       1          1,104,150   68,100
MCG Capital
Corporation           COM       58047P107  $   22,794   1,562,300             Shared-Defined       1          1,466,644   95,656
MEMC Electronic
Materials, Inc        COM       552715104  $   16,426     740,900             Shared-Defined       1            695,300   45,600
Mentor Graphics
Corporation           COM       587200106  $   25,940   2,508,700             Shared-Defined       1          2,356,600  152,100
NCI Building
Systems, Inc.         COM       628852105  $   32,586     767,100             Shared-Defined       1            721,400   45,700
NETGEAR, Inc.         COM       64111Q104  $   11,327     588,400             Shared-Defined       1            551,700   36,700
Newfield
Exploration
Company               COM       651290108  $   14,721     294,000             Shared-Defined       1            275,900   18,100
Pacer International,
Inc.                  COM       69373H106  $   13,218     507,200             Shared-Defined       1            475,600   31,600
Parametric
Technology Corp       COM       699173100  $   16,570   2,716,400             Shared-Defined       1          2,548,500  167,900
Park
Electrochemical
Corp.                 COM       700416209  $   14,528     559,200             Shared-Defined       1            527,200   32,000
ProQuest Company      COM       74346P102  $   25,426     911,000             Shared-Defined       1            855,900   55,100
Prosperity
Bancshares, Inc.      COM       743606105  $   20,707     720,500             Shared-Defined       1            677,600   42,900
Provident
Bankshares
Corporati             COM       743859100  $   17,549     519,665             Shared-Defined       1            488,065   31,600
Rare Hospitality
International         COM       753820109  $   17,468     574,800             Shared-Defined       1            539,100   35,700
Reinsurance Group
Of America,           COM       759351109  $   35,566     744,690             Shared-Defined       1            700,190   44,500
Ryder System, Inc.    COM       783549108  $   17,630     429,800             Shared-Defined       1            403,800   26,000
S1 Corporation        COM       78463B101  $    8,395   1,930,000             Shared-Defined       1          1,805,800  124,200
Scansource, Inc.      COM       806037107  $   11,425     208,950             Shared-Defined       1            193,250   15,700
Schawk, Inc.          CL A      806373106  $    3,588     172,900             Shared-Defined       1            161,900   11,000
Scottish Re Group
Limited               ORD       G7885T104  $   28,441   1,158,500             Shared-Defined       1          1,087,200   71,300
Source Interlink      COM
Companies, In         NEW       836151209  $    5,603     503,900             Shared-Defined       1            475,200   28,700
Sterling Financial
Corporation           COM       859319105  $   21,070     843,477             Shared-Defined       1            792,097   51,380
Swift
Transportation Co.,
Inc.                  COM       870756103  $   18,809     926,550             Shared-Defined       1            869,850   56,700
Syniverse
Holdings, Inc.        COM       87163F106  $   25,862   1,237,400             Shared-Defined       1          1,160,600   76,800
Synnex
Corporation           COM       87162W100  $   15,128   1,001,200             Shared-Defined       1            939,800   61,400
The Houston
Exploration           COM       442120101  $   12,355     234,000             Shared-Defined       1            219,800   14,200
The Scotts Miracle-
Gro Company           CL A      810186106  $   15,852     350,400             Shared-Defined       1            328,900   21,500
The Sports
Authority, Inc.       COM       84917U109  $   30,128     967,800             Shared-Defined       1            907,900   59,900
The Steak n Shake
Company               COM       857873103  $   21,910   1,292,600             Shared-Defined       1          1,212,600   80,000
The Toro Company      COM       891092108  $   27,868     636,700             Shared-Defined       1            597,300   39,400
Triad Guaranty Inc.   COM       895925105  $    9,990     227,100             Shared-Defined       1            213,718   13,382
Triad Hospitals,
Inc.                  COM       89579K109  $   17,995     458,700             Shared-Defined       1            430,700   28,000
U.S.I. Holdings
Corporation           COM       90333H101  $   24,710   1,794,511             Shared-Defined       1          1,682,921  111,590
United Panam
Financial Corp        COM       911301109  $   12,938     500,100             Shared-Defined       1            469,500   30,600
United Rentals,
Inc.                  COM       911363109  $   11,959     511,300             Shared-Defined       1            479,600   31,700

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    ITEM 1           ITEM 2       ITEM 3     ITEM 4             ITEM 5             ITEM 6       ITEM 7          ITEM 8
    ------           ------       ------     ------      -------------------  ---------------  --------  -----------------------

                    TITLE OF                 VALUE       SHARES/   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED     NONE
--------------      --------      ------    --------     -------------------    ----------     --------  ----   ------     ----

United Stationers
Inc.                  COM       913004107  $   25,225     520,100             Shared-Defined       1            488,100   32,000
Walter Industries,
Inc.                  COM       93317Q105  $   15,846     318,700             Shared-Defined       1            298,700   20,000
Watson Wyatt
Worldwide, Inc.       CL A      942712100  $   22,047     790,200             Shared-Defined       1            743,400   46,800
eFunds Corporation    COM       28224R101  $   26,356   1,124,398             Shared-Defined       1          1,056,596   67,802
iStar Financial Inc.  COM       45031U101  $   29,390     824,400             Shared-Defined       1            775,200   49,200
TOTAL                                      $1,555,737
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